Document And Entity Information	12 Months Ended
	Oct. 31, 2014	Feb. 10, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	ITUS CORPORATION
Document Type	S-1
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		219,732,190
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY